Inventory, net (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Inventory, net
Raw materials	$ 491,021	$ 539,916
Finished products	0	31,871
Work in process	442,981	663,789
Inventory, Net, Total	$ 934,002	$ 1,235,576